Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)	6 Months Ended
Jun. 30, 2022 yr $ / shares
ASLN July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	1 year
Expected volatility	50.58%
Risk-free interest rate	2.50%
ASLN July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.36
Range of Exercise Price	$ 1.36
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	2 years
Expected volatility	50.86%
Risk-free interest rate	2.58%
ASLN July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.88
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	3 years
Expected volatility	36.37%
Risk-free interest rate	2.43%
ASLN July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 2.26
Range of Exercise Price	$ 2.26
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	4 years
Expected volatility	39.34%
Risk-free interest rate	1.46%
ASLN July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.28
Range of Exercise Price	$ 1.28
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	5 years 2 months 12 days
Expected volatility	38.33%
Risk-free interest rate	1.10%
ASLN December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 2.06
Range of Exercise Price	$ 2.06
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	8 years 6 months
Expected volatility	66.25%
Risk-free interest rate	0.92%
ASLN January to July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	8 years 8 months 12 days
ASLN January 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.12
Range of Exercise Price	$ 1.12
Contractual Life (Years) | yr	10
Weighted-average Remaining Contractual Life (Years)	9 years 6 months
Expected volatility	122.10%
Bottom of Range | ASLN July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 0.8
Range of Exercise Price	0.8
Bottom of Range | ASLN July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.36
Bottom of Range | ASLN January to July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	2.35
Range of Exercise Price	$ 2.35
Expected volatility	59.99%
Risk-free interest rate	1.07%
Bottom of Range | ASLN January 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.27%
Top of Range | ASLN July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.36
Range of Exercise Price	1.36
Top of Range | ASLN July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.88
Top of Range | ASLN January to July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	4.12
Range of Exercise Price	$ 4.12
Expected volatility	64.92%
Risk-free interest rate	1.69%
Top of Range | ASLN January 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.43%